Property and Equipment (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property and equipment	$ 7,226		$ 3,231	$ 4,074
Depreciation expense	211	211	843	140
Computer Equipment [Member]
Property and equipment	8,420		4,214	4,214
Accumulated depreciation	$ 1,194		$ 983	$ 140
Property and equipment useful life	5 years